Lease - Schedule of Operating Leases Obligation (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance lease cost:
Depreciation
Interest on lease liabilities
Operating lease cost		$ 45,167	50,520	252,345
Short-term lease cost		2,062	3,374	65,221
Variable lease cost
Sublease income
Total lease cost		47,229	53,894	317,566
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$ 59,122	$ 120,022	120,824	389,365
Financing cash flows from finance leases					$ 49,358
Right-of-use assets obtained in exchange for new operating lease liabilities				$ 338,525	$ 549,596
Weighted-average remaining lease term – finance leases
Weighted-average remaining lease term – operating leases	6 months	1 year 6 months	1 year 2 months 12 days	1 year 10 months 24 days
Weighted-average discount rate – finance leases
Weighted-average discount rate – operating leases	8.00%	8.00%	8.00%	8.00%